S000088170 [Member] Investment Strategy - Global Opportunities Fund	Jun. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Fund follows a dollar neutral strategy, which the Fund considers as a strategy designed to produce a portfolio that is neutral with respect to general stock market direction. The dollar neutral strategy is periodically rebalanced to have roughly equal investments in long and short positions, subject to the availability of shorts. To implement the strategy, the Adviser will invest in equity securities or derivatives, the value of which are linked to such securities (primarily, equity swaps on individual securities), that, based on a statistical approach, the Adviser believes offer an appropriate balance between strong prospects for growth and reasonable valuations relative to their industry peers and sells short securities or enters into short positions on securities that the Adviser identifies as overvalued or have weak growth prospects, in amounts that it believes will achieve dollar neutrality.
The Fund will invest in or obtain exposure to issuers located in at least three different countries (including the United States) and will invest or obtain exposure of at least 40% of its assets in foreign securities, including companies located in emerging market countries. Emerging market countries are typically developing and low- or middle-income countries, and may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East, and Africa. The Adviser’s stock selection process may be applied differently for each country and sector constituency.
The Fund’s ability to generate positive returns will therefore depend on whether, in a rising market, the Fund’s long positions increase in value more than the securities underlying the Fund’s short positions and, in a declining market, whether the securities underlying the Fund’s short positions decrease in value more than the Fund’s long positions. By taking long and short positions in different securities, the Fund attempts to limit the effect of market movements on portfolio returns. The Fund’s equity exposure may be achieved through investments in individual stocks, exchange traded funds (“ETFs”) and equity swaps on individual securities, which are derivative instruments. Such derivative instruments are used by the Fund to gain exposure to an underlying asset, which can be more cost-effective than purchasing or selling that asset and provides flexibility in implementing the investment strategies of the Fund. The Adviser anticipates that most of the long and short equity exposure will be through equity swaps on individual securities. Long positions and short positions also may be established using single stock purchases and short sales, ETFs, and swaps on ETFs traded in global equity stock markets. The Fund does this by using a systematic process and may, at any time, buy or sell short any number of positions and may have exposure to specific industries, styles (such as growth or value), capitalization ranges, countries, or other factors. In implementing its strategies, a significant portion of the Fund’s assets may be held in cash or cash equivalents, with one year or less to maturity, including, but not limited to, money market instruments and US Government securities (collectively, “Cash Equivalents”). The cash or Cash Equivalents holdings earn income for the Fund and can be held as unencumbered assets of the Fund or serve as collateral for other positions that the Fund takes on in implementing its strategies
The overall performance of the Fund depends on the net performance of its long and short positions, and it is possible for the Fund to experience a net loss across all positions. If the Fund’s investment strategy is successful, however, the net performance of its long and short positions will produce long-term absolute returns that reflects the quality of the Fund’s security selections, which the Fund believes will have limited exposure to general stock market risk. The Fund’s overall price movements are not expected to correlate with the general stock market’s price movements. In other words, the Fund is expected to have returns that are independent of the returns and direction of the general stock market.
For purposes of the Fund’s investments, “foreign securities” means those securities issued by companies: (i) that are domiciled in a country other than the US, and (ii) that derive 50% or more of their total revenue from activities outside of the US.